Shareholder Report, Holdings (Details) - C000228810 [Member]	Dec. 31, 2025
Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.80%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%